INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

14.     INCOME TAXES

BVI

The Company is incorporated in the BVI and conducts its primary business operations through the subsidiaries in the PRC and the U.S. Under the current laws of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

PRC

The Group’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Changhe Bio-Medical Technology (Yangzhou) Co., Ltd., Changwei System Technology (Shanghai) Co., Ltd., Shanghai Xinshenpai Technology Co., Ltd., AnPac Bio-Medical Technology (Shanghai) Co., Ltd., Shiji (Hainan) Medical Technology Ltd. and Penghui Health Management Co., Ltd. are entitled to a preferential income tax rate of 20%, as they qualify as small and micro-sized enterprises.

Dividends, interests, rent and royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.

United States

AnPac US is subject to the U.S. federal corporate income tax at a rate of 21% for the years ended December 31, 2018, 2019 and 2020, respectively. AnPac US is also subject to state income tax in California for the years ended December 31, 2018, 2019 and 2020.

The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non-PRC	(18,944)	(56,658)	(51,328)	(7,866)
PRC	(23,551)	(45,181)	(29,325)	(4,494)
Total	(42,495)	(101,839)	(80,653)	(12,360)

The current and deferred components of income tax benefit appearing in the consolidated statements of comprehensive income are as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current tax benefit	111	130	—	—
Deferred tax benefit	88	88	88	13
Total	199	218	88	13

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the year ended December 31, 2018, 2019 and 2020 applicable to the PRC operations to income tax benefit were as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income taxes	(42,495)	(101,839)	(80,653)	(12,360)
Income tax benefit computed at the statutory income tax rate at 25%	10,624	25,460	20,163	3,090
Non-deductible expenses	(4,485)	(5,141)	2,475	379
International rate differences	(2,227)	(11,367)	(9,606)	(1,472)
Preferential tax rate differences	(210)	(710)	(552)	(85)
Effect of change in tax rate	(826)	789	—	—
Change in valuation allowance	(2,677)	(8,813)	(12,392)	(1,899)
Income tax benefit	199	218	88	13

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	23,148	34,417	5,275
Accrued expenses	1,479	1,359	208
Provision for doubtful accounts	70	857	131
Others	69	—	—
Valuation allowance	(24,766)	(36,633)	(5,614)
Total deferred tax assets.	—	—	—
Deferred tax liabilities:
Long-lived assets arising from acquisition	(1,134)	(1,045)	(160)
Total deferred tax liabilities.	(1,134)	(1,045)	(160)

The Group operates through several subsidiaries. Valuation allowance is considered for each of the entities.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2020 and 2019, the Company and all of its subsidiaries were in cumulative loss position, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2020, the Group had net operating losses carryforward of RMB 141,892 (US$ 21,746) derived from entities in the PRC and the U.S., of which can be carried forward per tax regulation to offset future taxable income. The PRC net operating losses of RMB 124,333 (US$ 19,055) will expire from 2021 to 2025 if not utilized. The U.S. net operating losses of RMB 17,559 (US$ 2,691) can be utilized indefinitely.